SHARE BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2014
SHARE BASED COMPENSATION
Summary of the option activity

	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options
Outstanding on January 1, 2014	6,640,800	0.75	2.03	6,451,792
Granted	2,035,000	0.74	4.90
Exercised	(284,632)	0.74	0.43
Forfeited	(504,000)	0.74	N/A
Outstanding on June 30, 2014	7,887,168	0.74	2.53	5,843,904
Vested or expected to vest at June 30, 2014	7,694,843	0.74	2.54	5,694,184
Exercisable at June 30, 2014	3,865,186	0.74	1.20	2,860,224

Summary of the RSUs activity
	Number of shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
RSUs
Outstanding on January 1, 2014	—	—	—
Granted	750,000	2.72	4.85
Outstanding on June 30, 2014	750,000	2.72	4.85